Net Loss per Share - Computation of Diluted Net Loss per Share Attributable to Common Stockholders (Details) - Legacy Korro [Member] - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Antidilutive securities excluded from computation of earnings per share	1,331,200	4,514,051
Outstanding Warrant [Member]
Antidilutive securities excluded from computation of earnings per share	8,049	8,049
Unvested Restricted Stock Units [Member]
Antidilutive securities excluded from computation of earnings per share	0	2,902
Outstanding Stock Options [Member]
Antidilutive securities excluded from computation of earnings per share	1,323,151	461,100
Series Seed Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	684,739
Series A Convertible Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	2,029,666
Series B-1 Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	1,104,178
Series B-2 Preferred Stock [Member]
Antidilutive securities excluded from computation of earnings per share	0	223,417